Accounts receivable, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Trade accounts receivable	$ 2,692,658	$ 4,220,194
Allowance for credit losses	(338,707)	(360,701)
Total accounts receivable, net	$ 2,353,951	$ 3,859,493